Summary of Significant Accounting Policies - Property Plant and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2019
Computers, Office Equipment, and Minor Computer Software [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)	3 years
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)	7 years
Manufacturing Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)	7 years
Manufacturing Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)	10 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)	5 years